INCOME TAXES - Disclosure of detailed information about deferred income tax asset (liability) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	May 31, 2020
Deferred tax assets:
Deferred tax assets	$ 6,272,316	$ 5,304,421	$ 5,219,794
Unrecognized deferred tax assets	(5,948,679)	(5,066,922)	(4,818,605)
Deferred tax liabilities	(791,705)	(748,857)	(907,480)
Net deferred income tax liabilities	(468,068)	(511,358)	(506,291)
Mineral expenditures and other capital assets [Member]
Deferred tax assets:
Deferred tax assets	1,046,832	1,212,470	1,181,258
Share issue costs [Member]
Deferred tax assets:
Deferred tax assets	425,231	133,563	130,388
Non-capital losses and others [Member]
Deferred tax assets:
Deferred tax assets	$ 4,800,253	$ 3,958,388	$ 3,908,148